Organization - Exchange offer (Details) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended
	Sep. 08, 2015	Aug. 07, 2015 $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Jun. 30, 2016 $ / shares	Dec. 31, 2015 $ / shares
Exchange offer
Exchange ratio (as a percent)		1
Par value (in dollars per share)		$ 0.01			$ 0.01	$ 0.01
Reverse stock split conversion ratio (as a percent)	0.09090
Payments for acquisitions | $				$ 3,168
Cortendo AB
Exchange offer
Par value (in dollars per share)		$ 0.15
Shares owned (as a percent)	99.582%
Shares not owned (as a percent)	0.418%
Amount paid for acquisition (in dollars per share)			$ 13.66
Payments for acquisitions | $			$ 1,400